Related Party Transactions	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Related Party Transactions
Note 31
: Related Party Transactions
As of December 31
, 2021
, the Company’s principal shareholder, The Woodbridge Company Limited (“Woodbridge”), beneficially owned approximately 67% of the Company’s common shares.
Transactions with Woodbridge
From time to time, in the normal course of business, the Company enters transactions with Woodbridge and certain of its affiliates. These transactions involve providing and receiving product and service offerings and are not material to the Company’s results of operations or financial condition either individually or in the aggregate.
Transactions with YPL
In March 2021
, the Company received proceeds of $994 million related to the sale of LSEG shares. This amount was distributed to the Company in the form of a dividend by YPL, an entity jointly owned by Thomson Reuters, Blackstone’s consortium and certain current LSEG and former members of Refinitiv senior management. In 2021
, the Company also received dividends of $75 million from YPL, reflecting the Company’s portion of dividends paid by LSEG (see note 8)
.
Transactions with Refinitiv
On January 29
, 2021
, the Company and Blackstone’s consortium sold Refinitiv to LSEG in an all share transaction (see note 8)
. Prior to the sale to LSEG, Refinitiv was a related party of the Company. The following transactions occurred between the Company and Refinitiv before the date of sale.
Through January 29
, 2021
, the Company recorded revenues of $28 million related to its
30-year
agreement to supply news and editorial content to LSEG’s Refinitiv business and $2 million of income related to a license permitting Refinitiv to use the “Reuters” mark to brand its products and services. For the year ended December 31
, 2020
, the Company recorded $336 million of revenues and $24 million of income related to the content and licensing agreements, respectively. The Company’s
30-year
agreement to supply news and editorial content to LSEG’s Refinitiv business continues under the same terms and conditions after the sale and is scheduled to run to 2048
.
Prior to the sale of Refinitiv to LSEG, both parties provided each other with certain operational services, including technology and administrative services, and also extended property leases to each other. In 2020
, Refinitiv charged the Company $15 million and $13 million under these transitional services arrangements and properties leased, respectively. The Company charged Refinitiv $8 million and $23 million under these transitional services arrangements and properties lease
d
, respectively
At December 31
, 2020
, the consolidated statement of financial position included a receivable from Refinitiv of $112 million and a payable to Refinitiv of $100 million.
Transactions with other associates and joint ventures
The Company entered a lease agreement with 3
Times Square Associates LLC, an equity method investment, effective November 2021
. The lease provides the Company with office space in the 3
Times Square building in New York, New York through December 2023 for an annual amount of approximately $7 million. In 2021
, the Company’s costs under this lease agreement were $1 million. Additionally, the Company’s investment increased by $20 million due to capital contributions, of which $8 million was unpaid at the end of the year.
In September 2021
, the Company redeemed its ownership interest in an equity method investment and received proceeds of $13 million.
From time to time, the Company enters transactions with other associates and joint ventures. These transactions typically involve providing or receiving services in the normal course of business and are not material to the Company’s results of operations or financial condition either individually or in the aggregate.

Compensation of key management personnel
Key management personnel compensation, including directors, was as follows:

	Year ended December 31,

	2021	2020
Salaries and other benefits	45	41
Share-based payments	20	16
Total compensation	65	57
Key management personnel are comprised of the Company’s directors and executive officers.